Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Property Plant And Equipment [Abstract]
Property and Equipment, Net
4. PROPERTY AND EQUIPMENT, NET
Property and equipment as of June 30, 2020 and December 31, 2019 consisted of the following (in thousands):

	June 30, 2020	December 31, 2019
Equipment	$1,278	$1,278
Furniture and fixtures	423	450
Leasehold improvements	1,356	1,356

Total property and equipment	3,057	3,084
Less: accumulated depreciation and amortization	(1,014)	(850)

Property and equipment, net	$2,043	$2,234

Depreciation expense for the three and six months ended June 30, 2020 was $95,000 and $191,000, respectively. Depreciation expense for the three and six months ended June 30, 2019 was $88,000 and $171,000, respectively.

4.	PROPERTY AND EQUIPMENT, NET
Property and equipment as of December 31, 2019 and 2018 consisted of the following (in thousands):

	December 31, 2019	December 31, 2018
Equipment	$1,278	$1,064
Furniture and fixtures	450	400
Leasehold improvements	1,356	1,347

Total property and equipment	3,084	2,811
Less: accumulated depreciation	(850)	(492)

Property and equipment, net	$2,234	$2,319

Depreciation expense for the years ended December 31, 2019 and 2018 was $357,000 and $288,000, respectively.